UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2025

Item 1.	Reports to Stockholders.

(a)

DWS Short Duration Fund

Class A: PPIAX

Semi-Annual Shareholder Report—March 31, 2025

This semi-annual shareholder report contains important information about DWS Short Duration Fund (the "Fund") for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.87%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	1,161,341,893
Number of Portfolio Holdings	571
Portfolio Turnover Rate (%)	62
Total Net Advisory Fees Paid ($)	1,378,447
Effective Duration	2.3 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	47%
Asset-Backed	21%
Government & Agency Obligations	11%
Commercial Mortgage-Backed Securities	9%
Collateralized Mortgage Obligations	7%
Mortgage-Backed Securities Pass-Throughs	5%
Cash Equivalents	3%
Exchange-Traded Funds	1%
Loan Participations and Assignments	0%
Other Assets and Liabilities, Net	(4%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	27%
AA	9%
A	18%
BBB	36%
BB	5%
B	1%
CCC	0%
C	0%
Not Rated	5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DSDF-TSRS-A

R-105368-1 (05/25)

DWS Short Duration Fund

Class C: PPLCX

Semi-Annual Shareholder Report—March 31, 2025

This semi-annual shareholder report contains important information about DWS Short Duration Fund (the "Fund") for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.62%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	1,161,341,893
Number of Portfolio Holdings	571
Portfolio Turnover Rate (%)	62
Total Net Advisory Fees Paid ($)	1,378,447
Effective Duration	2.3 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	47%
Asset-Backed	21%
Government & Agency Obligations	11%
Commercial Mortgage-Backed Securities	9%
Collateralized Mortgage Obligations	7%
Mortgage-Backed Securities Pass-Throughs	5%
Cash Equivalents	3%
Exchange-Traded Funds	1%
Loan Participations and Assignments	0%
Other Assets and Liabilities, Net	(4%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	27%
AA	9%
A	18%
BBB	36%
BB	5%
B	1%
CCC	0%
C	0%
Not Rated	5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DSDF-TSRS-C

R-105368-1 (05/25)

DWS Short Duration Fund

Class R6: PPLZX

Semi-Annual Shareholder Report—March 31, 2025

This semi-annual shareholder report contains important information about DWS Short Duration Fund (the "Fund") for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$20	0.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.51%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	1,161,341,893
Number of Portfolio Holdings	571
Portfolio Turnover Rate (%)	62
Total Net Advisory Fees Paid ($)	1,378,447
Effective Duration	2.3 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	47%
Asset-Backed	21%
Government & Agency Obligations	11%
Commercial Mortgage-Backed Securities	9%
Collateralized Mortgage Obligations	7%
Mortgage-Backed Securities Pass-Throughs	5%
Cash Equivalents	3%
Exchange-Traded Funds	1%
Loan Participations and Assignments	0%
Other Assets and Liabilities, Net	(4%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	27%
AA	9%
A	18%
BBB	36%
BB	5%
B	1%
CCC	0%
C	0%
Not Rated	5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DSDF-TSRS-R6

R-105368-1 (05/25)

DWS Short Duration Fund

Class S: DBPIX

Semi-Annual Shareholder Report—March 31, 2025

This semi-annual shareholder report contains important information about DWS Short Duration Fund (the "Fund") for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$25	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.67%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	1,161,341,893
Number of Portfolio Holdings	571
Portfolio Turnover Rate (%)	62
Total Net Advisory Fees Paid ($)	1,378,447
Effective Duration	2.3 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	47%
Asset-Backed	21%
Government & Agency Obligations	11%
Commercial Mortgage-Backed Securities	9%
Collateralized Mortgage Obligations	7%
Mortgage-Backed Securities Pass-Throughs	5%
Cash Equivalents	3%
Exchange-Traded Funds	1%
Loan Participations and Assignments	0%
Other Assets and Liabilities, Net	(4%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	27%
AA	9%
A	18%
BBB	36%
BB	5%
B	1%
CCC	0%
C	0%
Not Rated	5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DSDF-TSRS-S

R-105368-1 (05/25)

DWS Short Duration Fund

Institutional Class: PPILX

Semi-Annual Shareholder Report—March 31, 2025

This semi-annual shareholder report contains important information about DWS Short Duration Fund (the "Fund") for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$20	0.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.60%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	1,161,341,893
Number of Portfolio Holdings	571
Portfolio Turnover Rate (%)	62
Total Net Advisory Fees Paid ($)	1,378,447
Effective Duration	2.3 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	47%
Asset-Backed	21%
Government & Agency Obligations	11%
Commercial Mortgage-Backed Securities	9%
Collateralized Mortgage Obligations	7%
Mortgage-Backed Securities Pass-Throughs	5%
Cash Equivalents	3%
Exchange-Traded Funds	1%
Loan Participations and Assignments	0%
Other Assets and Liabilities, Net	(4%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	27%
AA	9%
A	18%
BBB	36%
BB	5%
B	1%
CCC	0%
C	0%
Not Rated	5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DSDF-TSRS-I

R-105368-1 (05/25)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

March 31, 2025
Semiannual Financial Statements and Other Information
DWS Short Duration Fund

Contents
3	Investment Portfolio
29	Statement of Assets and Liabilities
31	Statement of Operations
32	Statements of Changes in Net Assets
33	Financial Highlights
38	Notes to Financial Statements
53	Shareholder Meeting Results
54	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Short Duration Fund

Investment Portfolioas of March 31, 2025 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Bonds 46.8%
Communication Services 0.9%
Charter Communications Operating LLC, 4.908%, 7/23/2025	4,000,000	3,999,024
DirecTV Financing LLC, 144A, 5.875%, 8/15/2027	600,000	581,427
Match Group Holdings II LLC, 144A, 4.625%, 6/1/2028	1,150,000	1,103,518
Sirius XM Radio LLC, 144A, 3.125%, 9/1/2026	1,080,000	1,046,319
Sprint LLC, 7.625%, 3/1/2026	1,410,000	1,432,119
T-Mobile U.S.A., Inc., 2.625%, 4/15/2026	1,350,000	1,323,260
Univision Communications, Inc., 144A, 8.0%, 8/15/2028	550,000	551,718
		10,037,385
Consumer Discretionary 4.6%
Camelot Return Merger Sub, Inc., 144A, 8.75%, 8/1/2028	550,000	453,063
Carnival Corp., 144A, 4.0%, 8/1/2028	555,000	530,969
Champions Financing, Inc., 144A, 8.75%, 2/15/2029 (a)	575,000	514,631
Expedia Group, Inc., 3.8%, 2/15/2028	800,000	780,135
Ford Motor Credit Co. LLC:
5.303%, 9/6/2029	2,000,000	1,938,864
5.8%, 3/5/2027	1,450,000	1,456,275
5.85%, 5/17/2027	3,500,000	3,518,352
6.798%, 11/7/2028	1,270,000	1,306,138
6.95%, 3/6/2026	750,000	758,169
General Motors Financial Co., Inc.:
4.9%, 10/6/2029	2,174,000	2,138,495
5.05%, 4/4/2028	4,000,000	4,004,130
5.35%, 1/7/2030	3,000,000	2,994,786
Hyundai Capital America:
144A, 4.875%, 11/1/2027	5,000,000	5,011,243
144A, 5.0%, 1/7/2028	5,000,000	5,011,566
144A, 5.275%, 6/24/2027	4,000,000	4,045,879
International Game Technology PLC, 144A, 4.125%, 4/15/2026	525,000	518,450
Las Vegas Sands Corp., 5.9%, 6/1/2027	1,500,000	1,524,207
Mattel, Inc., 144A, 3.375%, 4/1/2026	495,000	487,249
Melco Resorts Finance Ltd., 144A, 4.875%, 6/6/2025	1,700,000	1,691,887
Newell Brands, Inc., 6.375%, 9/15/2027 (a)	1,090,000	1,094,036
Nissan Motor Acceptance Co. LLC, 144A, 6.95%, 9/15/2026	730,000	740,977
Rakuten Group, Inc., 144A, 9.75%, 4/15/2029	1,000,000	1,085,718
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	3

	Principal Amount ($)	Value ($)
Sands China Ltd., 5.125%, 8/8/2025	3,040,000	3,037,380
Staples, Inc., 144A, 10.75%, 9/1/2029	565,000	510,443
Stellantis Finance U.S., Inc.:
144A, 1.711%, 1/29/2027	1,140,000	1,076,596
144A, 5.35%, 3/17/2028	1,013,000	1,014,172
Travel & Leisure Co., 144A, 6.625%, 7/31/2026	1,000,000	1,007,346
Volkswagen Group of America Finance LLC, 144A, 4.85%, 8/15/2027	4,000,000	3,998,450
Wynn Macau Ltd., 144A, 5.5%, 1/15/2026	1,625,000	1,614,155
		53,863,761
Consumer Staples 0.7%
Bacardi Ltd., 144A, 5.25%, 1/15/2029	1,690,000	1,702,740
Constellation Brands, Inc., 5.0%, 2/2/2026	1,610,000	1,609,225
Coty, Inc.:
144A, 4.75%, 1/15/2029	2,000,000	1,935,492
144A, 5.0%, 4/15/2026	220,000	219,248
JBS USA Holding Lux SARL, 2.5%, 1/15/2027	960,000	923,176
Simmons Foods, Inc., 144A, 4.625%, 3/1/2029	1,200,000	1,112,451
		7,502,332
Energy 4.9%
Antero Resources Corp., 144A, 7.625%, 2/1/2029	521,000	534,094
APA Corp., 144A, 4.375%, 10/15/2028	2,000,000	1,921,810
Ascent Resources Utica Holdings LLC, 144A, 5.875%, 6/30/2029	1,120,000	1,092,929
Civitas Resources, Inc., 144A, 8.375%, 7/1/2028	980,000	1,011,347
Columbia Pipelines Holding Co. LLC, 144A, 6.055%, 8/15/2026	4,770,000	4,838,902
DT Midstream, Inc., 144A, 4.125%, 6/15/2029	1,500,000	1,411,701
Ecopetrol SA, 8.625%, 1/19/2029	3,000,000	3,181,758
EQM Midstream Partners LP, 144A, 6.375%, 4/1/2029	3,500,000	3,580,917
Expand Energy Corp., 144A, 5.875%, 2/1/2029	3,000,000	2,994,695
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	850,000	858,503
Helmerich & Payne, Inc.:
144A, 4.65%, 12/1/2027	3,000,000	2,993,743
144A, 4.85%, 12/1/2029	4,000,000	3,885,428
HF Sinclair Corp.:
5.75%, 1/15/2031	1,486,000	1,504,865
6.375%, 4/15/2027	2,951,000	2,989,433
Kinetik Holdings LP, 144A, 6.625%, 12/15/2028	663,000	673,544
MarkWest Energy Partners LP, 4.875%, 6/1/2025	2,500,000	2,499,220
Nabors Industries, Inc., 144A, 8.875%, 8/15/2031	513,000	445,434
Occidental Petroleum Corp., 5.2%, 8/1/2029	2,000,000	1,998,664
The accompanying notes are an integral part of the financial statements.

4	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
ONEOK, Inc., 144A, 5.625%, 1/15/2028	4,000,000	4,067,352
South Bow USA Infrastructure Holdings LLC, 144A, 4.911%, 9/1/2027	1,922,000	1,922,796
Summit Midstream Holdings LLC, 144A, 8.625%, 10/31/2029	1,065,000	1,086,899
Transocean Aquila Ltd., 144A, 8.0%, 9/30/2028	407,693	414,332
Transocean Titan Financing Ltd., 144A, 8.375%, 2/1/2028	493,095	503,721
Venture Global Calcasieu Pass LLC, 144A, 3.875%, 8/15/2029	1,185,000	1,096,960
Venture Global LNG, Inc., 144A, 7.0%, 1/15/2030	1,500,000	1,477,782
Western Midstream Operating LP, 6.35%, 1/15/2029	3,000,000	3,132,528
Whistler Pipeline LLC, 144A, 5.7%, 9/30/2031	5,000,000	5,058,103
		57,177,460
Financials 23.8%
ABN AMRO Bank NV, 144A, 4.988%, 12/3/2028	2,700,000	2,717,787
AerCap Ireland Capital DAC:
1.75%, 1/30/2026	2,000,000	1,952,903
2.45%, 10/29/2026	2,110,000	2,039,087
3.3%, 1/30/2032	1,200,000	1,063,144
6.95%, 3/10/2055	5,000,000	5,117,682
AIB Group PLC, 144A, 6.608%, 9/13/2029	800,000	844,483
Air Lease Corp.:
3.75%, 6/1/2026	2,000,000	1,978,518
Series C, 4.125%, Perpetual	1,000,000	949,225
Aircastle Ltd.:
144A, 2.85%, 1/26/2028	5,000,000	4,719,669
144A, 5.25%, 3/15/2030	957,000	953,874
144A, 6.5%, 7/18/2028	1,350,000	1,406,539
Ally Financial, Inc., 6.992%, 6/13/2029	8,000,000	8,344,547
Antares Holdings LP, 144A, 6.35%, 10/23/2029	2,853,000	2,855,218
Ares Capital Corp.:
3.875%, 1/15/2026	2,000,000	1,983,219
5.95%, 7/15/2029	1,150,000	1,168,661
7.0%, 1/15/2027	3,050,000	3,143,258
Athene Global Funding:
144A, 4.95%, 1/7/2027	2,862,000	2,872,582
144A, 5.684%, 2/23/2026	3,500,000	3,535,407
Avolon Holdings Funding Ltd.:
144A, 4.25%, 4/15/2026	4,240,000	4,216,218
144A, 4.95%, 1/15/2028	3,000,000	2,987,418
144A, 5.375%, 5/30/2030	1,257,000	1,258,708
144A, 5.75%, 3/1/2029	4,000,000	4,073,737
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	5

	Principal Amount ($)	Value ($)
144A, 6.375%, 5/4/2028	1,330,000	1,376,349
Bain Capital Specialty Finance, Inc., 5.95%, 3/15/2030	4,000,000	3,931,271
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 144A, 5.621%, 12/10/2029	921,000	930,744
Banco Santander SA, 5.588%, 8/8/2028	2,000,000	2,056,952
Bank of America Corp.:
5.933%, 9/15/2027	3,000,000	3,058,525
6.22%, 9/15/2026	3,000,000	3,065,286
Barclays PLC:
4.375%, Perpetual	3,000,000	2,703,143
4.836%, 5/9/2028	3,000,000	2,989,504
4.837%, 9/10/2028	674,000	674,596
5.086%, 2/25/2029	2,029,000	2,043,386
6.49%, 9/13/2029	2,408,000	2,531,760
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 144A, 1.875%, 9/18/2025	2,139,000	2,107,078
BGC Group, Inc.:
144A, 6.15%, 4/2/2030 (b)	3,843,000	3,826,561
6.6%, 6/10/2029	3,500,000	3,595,895
Blackstone Private Credit Fund:
144A, 4.95%, 9/26/2027	1,470,000	1,455,984
144A, 5.6%, 11/22/2029	3,000,000	2,974,788
5.95%, 7/16/2029	2,224,000	2,248,050
7.3%, 11/27/2028	1,500,000	1,586,496
Blackstone Secured Lending Fund:
5.3%, 6/30/2030	2,956,000	2,903,680
5.35%, 4/13/2028	3,000,000	2,999,007
5.875%, 11/15/2027	1,640,000	1,667,055
Blue Owl Credit Income Corp., 144A, 6.6%, 9/15/2029	6,820,000	6,930,146
BPCE SA, 144A, 4.875%, 4/1/2026	500,000	500,439
Capital One Financial Corp.:
4.985%, 7/24/2026	1,940,000	1,940,519
7.149%, 10/29/2027	980,000	1,015,692
Citadel Finance LLC, 144A, 5.9%, 2/10/2030	1,817,000	1,810,050
Citadel LP, 144A, 6.0%, 1/23/2030	511,000	519,364
Citigroup, Inc., 5.5%, 9/13/2025	750,000	752,533
Danske Bank A/S, 144A, 4.375%, 6/12/2028	4,000,000	3,965,618
Discover Bank, 5.974%, 8/9/2028	5,100,000	5,210,369
Discover Financial Services, 4.1%, 2/9/2027	1,291,000	1,277,873
Essent Group Ltd., 6.25%, 7/1/2029	6,000,000	6,180,285
Fortitude Group Holdings LLC, 144A, 6.25%, 4/1/2030	3,093,000	3,126,861
FS KKR Capital Corp., 7.875%, 1/15/2029	4,000,000	4,239,015
The accompanying notes are an integral part of the financial statements.

6	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
HPS Corporate Lending Fund, 144A, 5.45%, 1/14/2028	3,571,000	3,556,859
HSBC Holdings PLC:
4.7%, Perpetual (a)	3,000,000	2,678,969
4.899%, 3/3/2029	3,000,000	3,007,043
6.0%, Perpetual	500,000	496,702
7.336%, 11/3/2026	3,000,000	3,045,373
ING GROEP NV:
4.858%, 3/25/2029	4,000,000	4,014,516
6.083%, 9/11/2027	2,910,000	2,968,644
Intesa Sanpaolo SpA:
144A, 3.875%, 1/12/2028 (a)	3,425,000	3,330,147
144A, 7.0%, 11/21/2025	1,340,000	1,356,996
Jackson National Life Global Funding, 144A, 5.55%, 7/2/2027	1,425,000	1,451,895
Jefferies Financial Group, Inc., 5.875%, 7/21/2028	3,070,000	3,152,231
KeyBank NA, 3.4%, 5/20/2026	4,000,000	3,938,818
Lloyds Banking Group PLC:
4.65%, 3/24/2026	4,530,000	4,519,783
4.716%, 8/11/2026	1,440,000	1,439,082
5.985%, 8/7/2027	1,140,000	1,158,712
LPL Holdings, Inc., 6.75%, 11/17/2028	3,640,000	3,848,279
Macquarie Airfinance Holdings Ltd.:
144A, 5.15%, 3/17/2030	2,000,000	1,972,007
144A, 6.4%, 3/26/2029	4,000,000	4,134,492
Macquarie Bank Ltd., 144A, 5.391%, 12/7/2026	970,000	985,842
Macquarie Group Ltd.:
144A, 5.108%, 8/9/2026	3,000,000	3,003,760
144A, 1 day USD SOFR + 0.92%, 5.299% (c), 9/23/2027	6,000,000	6,025,943
MGIC Investment Corp., 5.25%, 8/15/2028	7,000,000	6,928,167
NatWest Group PLC:
5.583%, 3/1/2028	1,280,000	1,301,423
5.847%, 3/2/2027	1,200,000	1,212,560
NatWest Markets PLC, 144A, 5.416%, 5/17/2027	2,090,000	2,128,665
Nomura Holdings, Inc.:
5.099%, 7/3/2025	3,000,000	3,001,626
1 day USD SOFR + 1.25%, 5.613% (c), 7/2/2027	4,500,000	4,538,561
Rocket Mortgage LLC:
144A, 2.875%, 10/15/2026	1,125,000	1,078,243
144A, 3.625%, 3/1/2029	1,180,000	1,088,249
Santander Holdings USA, Inc.:
5.473%, 3/20/2029	1,905,000	1,915,721
5.741%, 3/20/2031	4,000,000	4,029,357
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	7

	Principal Amount ($)	Value ($)
6.124%, 5/31/2027	611,000	618,696
6.565%, 6/12/2029	2,659,000	2,756,230
Santander U.K. Group Holdings PLC, 1.673%, 6/14/2027	3,620,000	3,487,301
SLM Corp., 3.125%, 11/2/2026	1,205,000	1,164,091
Societe Generale SA:
144A, 5.5%, 4/13/2029	3,000,000	3,041,024
144A, 5.519%, 1/19/2028	3,000,000	3,029,522
Standard Chartered PLC:
144A, 4.75%, Perpetual	635,000	561,124
144A, 5.688%, 5/14/2028	1,680,000	1,708,883
144A, 6.17%, 1/9/2027	2,120,000	2,141,885
Starwood Property Trust, Inc., 144A, (REIT), 3.625%, 7/15/2026	1,175,000	1,138,494
State Street Corp., Series I, 6.7%, Perpetual	1,330,000	1,363,605
Synchrony Bank, 5.4%, 8/22/2025	1,000,000	1,001,352
Synchrony Financial:
4.875%, 6/13/2025	5,000,000	4,997,524
5.45%, 3/6/2031	1,372,000	1,362,168
Truist Financial Corp.:
4.873%, 1/26/2029	1,720,000	1,729,980
6.047%, 6/8/2027	5,000,000	5,083,236
UBS Group AG, 144A, 2.193%, 6/5/2026	1,390,000	1,383,471
UniCredit SpA, 144A, 1.982%, 6/3/2027	4,000,000	3,865,291
		276,119,300
Health Care 1.9%
Bayer U.S. Finance II LLC, 144A, 4.375%, 12/15/2028	1,500,000	1,461,182
Bayer U.S. Finance LLC, 144A, 6.25%, 1/21/2029 (a)	3,000,000	3,110,297
Community Health Systems, Inc., 144A, 6.0%, 1/15/2029	600,000	533,192
CVS Health Corp., 7.0%, 3/10/2055	2,000,000	2,015,779
CVS Pass-Through Trust, 6.036%, 12/10/2028	534,232	538,213
HCA, Inc.:
5.0%, 3/1/2028	2,410,000	2,429,629
5.25%, 6/15/2026	1,000,000	1,002,922
Icon Investments Six DAC, 5.809%, 5/8/2027	5,830,000	5,952,604
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029 (a)	575,000	504,635
Mylan, Inc., 4.55%, 4/15/2028	4,000,000	3,917,799
Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/9/2027	1,105,000	1,087,796
		22,554,048
Industrials 1.8%
AGCO Corp., 5.45%, 3/21/2027	1,270,000	1,285,594
The accompanying notes are an integral part of the financial statements.

8	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Block, Inc., 2.75%, 6/1/2026	420,000	407,361
Boeing Co.:
2.196%, 2/4/2026	4,500,000	4,402,805
6.259%, 5/1/2027	3,050,000	3,138,027
Delta Air Lines, Inc., 144A, 4.5%, 10/20/2025	130,000	129,548
Enviri Corp., 144A, 5.75%, 7/31/2027	1,160,000	1,107,482
EquipmentShare.com, Inc., 144A, 9.0%, 5/15/2028	1,590,000	1,647,279
Moog, Inc., 144A, 4.25%, 12/15/2027	1,080,000	1,040,445
Penske Truck Leasing Co. LP:
144A, 1.7%, 6/15/2026	3,000,000	2,897,018
144A, 4.0%, 7/15/2025	2,550,000	2,543,954
144A, 4.4%, 7/1/2027	2,440,000	2,427,625
		21,027,138
Information Technology 2.5%
Broadcom, Inc.:
4.15%, 2/15/2028	2,440,000	2,419,308
5.05%, 7/12/2027	1,320,000	1,336,637
Clarivate Science Holdings Corp., 144A, 3.875%, 7/1/2028 (a)	1,580,000	1,465,673
Cloud Software Group, Inc., 144A, 6.5%, 3/31/2029	575,000	558,938
Concentrix Corp.:
6.6%, 8/2/2028 (a)	4,000,000	4,174,960
6.65%, 8/2/2026	2,230,000	2,275,074
DXC Technology Co., 1.8%, 9/15/2026	5,305,000	5,078,781
Genpact Luxembourg SARL, 6.0%, 6/4/2029	3,704,000	3,836,558
Global Payments, Inc., 4.95%, 8/15/2027	910,000	917,382
Hewlett Packard Enterprise Co., 4.45%, 9/25/2026	2,204,000	2,198,857
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	3,500,000	3,361,648
Microchip Technology, Inc., 4.25%, 9/1/2025	170,000	169,788
Neptune Bidco U.S., Inc., 144A, 9.29%, 4/15/2029	625,000	542,281
Open Text Corp., 144A, 6.9%, 12/1/2027	1,170,000	1,210,952
		29,546,837
Materials 2.7%
Avient Corp., 144A, 6.25%, 11/1/2031	216,000	213,967
Berry Global, Inc., 1.65%, 1/15/2027	3,400,000	3,225,437
Celanese U.S. Holdings LLC, 6.6%, 11/15/2028	3,430,000	3,537,934
Chemours Co., 5.375%, 5/15/2027	1,190,000	1,160,860
Element Solutions, Inc., 144A, 3.875%, 9/1/2028	1,190,000	1,120,442
Glencore Funding LLC, 144A, 5.186%, 4/1/2030 (b)	2,158,000	2,171,909
Huntsman International LLC, 4.5%, 5/1/2029	7,000,000	6,713,997
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	9

	Principal Amount ($)	Value ($)
Indonesia Asahan Aluminium Persero PT:
144A, 4.75%, 5/15/2025	1,500,000	1,498,039
REG S, 4.75%, 5/15/2025	500,000	499,346
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	2,419,000	2,420,210
Novelis Corp., 144A, 3.25%, 11/15/2026	1,180,000	1,140,754
Olin Corp., 5.625%, 8/1/2029	3,000,000	2,919,468
Olympus Water U.S. Holding Corp., 144A, 9.75%, 11/15/2028	1,000,000	1,038,215
Silgan Holdings, Inc., 144A, 1.4%, 4/1/2026	2,727,000	2,631,564
Taseko Mines Ltd., 144A, 8.25%, 5/1/2030	1,110,000	1,133,277
		31,425,419
Real Estate 1.6%
Equinix, Inc.:
(REIT), 1.0%, 9/15/2025	4,500,000	4,430,383
(REIT), 1.25%, 7/15/2025	517,000	511,777
Iron Mountain, Inc., 144A, (REIT), 4.875%, 9/15/2027	1,050,000	1,028,640
Omega Healthcare Investors, Inc., (REIT), 5.25%, 1/15/2026	5,500,000	5,509,870
RLJ Lodging Trust LP, 144A, (REIT), 3.75%, 7/1/2026	1,030,000	1,007,019
VICI Properties LP:
144A, (REIT), 4.625%, 6/15/2025	3,462,000	3,461,117
(REIT), 4.75%, 4/1/2028 (b)	2,000,000	2,003,976
		17,952,782
Utilities 1.4%
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	2,800,000	2,816,121
Edison International, 5.75%, 6/15/2027 (a)	2,000,000	2,019,578
Eversource Energy, 5.0%, 1/1/2027	1,450,000	1,459,756
FirstEnergy Corp., Series B, 3.9%, 7/15/2027	3,000,000	2,949,824
Korea East-West Power Co., Ltd., 144A, 1.75%, 5/6/2025	940,000	937,379
NextEra Energy Capital Holdings, Inc., 4.85%, 2/4/2028	2,931,000	2,965,466
Vistra Operations Co. LLC:
REG S, 4.375%, 5/1/2029	1,145,000	1,087,236
144A, 5.05%, 12/30/2026	1,632,000	1,636,640
XPLR Infrastructure Operating Partners LP:
144A, 3.875%, 10/15/2026 (a)	590,000	567,495
144A, 7.25%, 1/15/2029 (a)	250,000	245,930
		16,685,425
Total Corporate Bonds (Cost $540,875,327)		543,891,887
The accompanying notes are an integral part of the financial statements.

10	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Mortgage-Backed Securities Pass-Throughs 4.8%
Federal National Mortgage Association:
3.0%, with various maturities from 5/1/2027 until 6/1/2027	29,912	29,467
5.5%, 4/1/2055 (b)	15,000,000	14,979,675
6.0%, 4/1/2055 (b)	15,000,000	15,232,050
Government National Mortgage Association:
5.5%, 4/1/2055 (b)	25,000,000	25,048,000
6.0%, 1/15/2039	13,494	14,216
7.0%, 6/20/2038	1,384	1,513
Total Mortgage-Backed Securities Pass-Throughs (Cost $55,231,849)		55,304,921
Asset-Backed 20.9%
Automobile Receivables 7.3%
Ally Bank Auto Credit-Linked Notes:
“C” , Series 2024-B, 144A, 5.215%, 9/15/2032	418,482	420,262
“D” , Series 2024-B, 144A, 5.41%, 9/15/2032	418,482	420,073
“C” , Series 2024-A, 144A, 6.022%, 5/17/2032	1,046,654	1,061,220
Avis Budget Rental Car Funding AESOP LLC:
“B” , Series 2020-2A, 144A, 2.96%, 2/20/2027	1,000,000	983,733
“D” , Series 2021-1A, 144A, 3.71%, 8/20/2027	5,000,000	4,813,561
“C” , Series 2023-1A, 144A, 6.23%, 4/20/2029	310,000	313,586
“C” , Series 2024-1A, 144A, 6.48%, 6/20/2030	500,000	508,569
“C” , Series 2023-7A, 144A, 7.41%, 8/21/2028	5,000,000	5,169,486
Bayview Opportunity Master Fund VII LLC, “B” , Series 2024-CAR1, 144A, 30 day USD SOFR Average + 1.3%, 5.64% (c), 12/26/2031	156,433	156,804
CarMax Auto Owner Trust, “C” , Series 2023-2, 5.57%, 11/15/2028	1,000,000	1,018,070
Carvana Auto Receivables Trust:
“D” , Series 2021-N3, 1.58%, 6/12/2028	2,280,033	2,198,531
“D” , Series 2021-N4, 2.3%, 9/11/2028	1,468,440	1,423,840
“E” , Series 2021-N1, 144A, 2.88%, 1/10/2028	3,846,481	3,770,462
“A3” , Series 2022-P2, 4.13%, 4/12/2027	352,159	351,715
“B” , Series 2022-P3, 5.04%, 10/10/2028	1,350,000	1,355,267
Chase Auto Owner Trust, “C” , Series 2022-AA, 144A, 4.64%, 7/25/2028	1,040,000	1,039,263
Chesapeake Funding II LLC, “C” , Series 2023-2A, 144A, 6.15%, 10/15/2035	2,430,000	2,499,149
CPS Auto Receivables Trust:
“C” , Series 2022-A, 144A, 2.17%, 4/16/2029	125,228	125,052
“C” , Series 2022-B, 144A, 4.33%, 8/15/2028	1,196,636	1,195,164
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	11

	Principal Amount ($)	Value ($)
“C” , Series 2023-C, 144A, 6.27%, 10/15/2029	1,900,000	1,923,340
Exeter Automobile Receivables Trust:
“E” , Series 2021-1A, 144A, 2.21%, 2/15/2028	3,000,000	2,950,484
“E” , Series 2021-4A, 144A, 4.02%, 1/17/2028	4,000,000	3,921,187
Flagship Credit Auto Trust:
“C” , Series 2021-1, 144A, 0.91%, 3/15/2027	37,045	36,986
“E” , Series 2019-3, 144A, 3.84%, 12/15/2026	1,880,255	1,878,668
Ford Credit Auto Owner Trust:
“C” , Series 2021-1, 144A, 1.91%, 10/17/2033	100,000	96,891
“C” , Series 2021-2, 144A, 2.11%, 5/15/2034	3,253,000	3,109,141
“D” , Series 2021-2, 144A, 2.6%, 5/15/2034	905,000	869,307
Ford Credit Floorplan Master Owner Trust A, “C” , Series 2020-2, 1.87%, 9/15/2027	3,250,000	3,203,224
Foursight Capital Automobile Receivables Trust, “C” , Series 2023-2, 144A, 6.21%, 4/16/2029	2,000,000	2,044,068
Hertz Vehicle Financing III LLC:
“C” , Series 2022-1A, 144A, 2.63%, 6/25/2026	250,000	248,661
“D” , Series 2022-1A, 144A, 4.85%, 6/25/2026	303,500	302,636
Hertz Vehicle Financing LLC, “D” , Series 2022-4A, 144A, 6.56%, 9/25/2026	6,833,000	6,827,084
Huntington Bank Auto Credit-Linked Notes:
“B1” , Series 2025-1, 144A, 4.957%, 3/21/2033	1,750,000	1,746,769
“B1” , Series 2024-2, 144A, 5.442%, 10/20/2032	1,263,165	1,268,845
“B1” , Series 2024-1, 144A, 6.153%, 5/20/2032	797,461	807,144
JPMorgan Chase Bank NA:
“B” , Series 2021-3, 144A, 0.76%, 2/26/2029	10,076	10,039
“C” , Series 2021-3, 144A, 0.86%, 2/26/2029	37,616	37,478
“D” , Series 2021-3, 144A, 1.009%, 2/26/2029	5,374	5,354
“E” , Series 2021-3, 144A, 2.102%, 2/26/2029	13,434	13,397
“G” , Series 2021-3, 144A, 9.812%, 2/26/2029	4,000,000	4,020,563
Onemain Direct Auto Receivables Trust, “A1” , Series 2022-1A, 144A, 4.65%, 3/14/2029	736,814	734,608
PenFed Auto Receivables Owner Trust:
“B” , Series 2022-A, 144A, 4.6%, 12/15/2028	650,000	649,360
“C” , Series 2022-A, 144A, 4.83%, 12/15/2028	600,000	600,014
Santander Bank Auto Credit-Linked Notes:
“B” , Series 2022-A, 144A, 5.281%, 5/15/2032	74,258	74,258
“C” , Series 2023-B, 144A, 5.933%, 12/15/2033	1,326,524	1,341,843
“D” , Series 2023-B, 144A, 6.663%, 12/15/2033	1,326,524	1,352,006
“C” , Series 2022-C, 144A, 6.986%, 12/15/2032	211,729	212,427
“D” , Series 2022-C, 144A, 8.197%, 12/15/2032	645,773	649,244
“D” , Series 2022-A, 144A, 9.965%, 5/15/2032	3,250,000	3,296,723
The accompanying notes are an integral part of the financial statements.

12	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Santander Consumer Auto Receivables Trust:
“C” , Series 2021-CA, 144A, 2.97%, 6/15/2028	87,837	87,013
“C” , Series 2021-BA, 144A, 3.09%, 3/15/2029	571,040	562,947
“E” , Series 2021-AA, 144A, 3.28%, 3/15/2027	1,750,000	1,725,165
Santander Drive Auto Receivables Trust:
“C” , Series 2022-5, 4.74%, 10/16/2028	875,000	874,067
“C” , Series 2023-3, 5.77%, 11/15/2030	1,500,000	1,531,649
Securitized Term Auto Receivables Trust, “C” , Series 2025-A, 144A, 5.185%, 7/25/2031	902,924	907,319
U.S. Bank NA, “B” , Series 2023-1, 144A, 6.789%, 8/25/2032	886,509	897,828
United Auto Credit Securitization Trust, “B” , Series 2024-1, 144A, 6.57%, 6/10/2027	2,260,000	2,270,958
Westlake Automobile Receivables Trust, “C” , Series 2022-3A, 144A, 6.44%, 12/15/2027	2,500,000	2,517,332
		84,429,834
Credit Card Receivables 1.5%
Brex Commercial Charge Card Master Trust, “A1” , Series 2024-1, 144A, 6.05%, 7/15/2027	1,000,000	1,010,396
CARDS II Trust, “B” , Series 2023-2A, 144A, 6.379%, 7/15/2028	2,190,000	2,210,018
Continental Finance Credit Card ABS Master Trust:
“A” , Series 2021-A, 144A, 2.55%, 12/17/2029	1,470,853	1,464,731
“A” , Series 2024-A, 144A, 5.78%, 12/15/2032	1,300,000	1,311,077
“A” , Series 2022-A, 144A, 6.19%, 10/15/2030	3,250,000	3,262,470
Evergreen Credit Card Trust, “C” , Series 2025-CRT5, 144A, 5.53%, 5/15/2029	1,965,000	1,982,174
Mercury Financial Credit Card Master Trust, “A” , Series 2024-2A, 144A, 6.56%, 7/20/2029	4,420,000	4,481,582
Mission Lane Credit Card Master Trust, “A” , Series 2024-B, 144A, 5.88%, 1/15/2030	2,000,000	2,014,255
		17,736,703
Home Equity Loans 0.7%
BRAVO Residential Funding Trust, “A1” , Series 2021-HE1, 144A, 30 day USD SOFR Average + 0.75%, 5.09% (c), 1/25/2070	484,682	483,073
Countrywide Home Equity Loan Trust, “2A” , Series 2006-I, 1 mo. USD Term SOFR + 0.254%, 4.574% (c), 1/15/2037	427,169	405,416
Credit-Based Asset Servicing and Securitization LLC, “AF2” , Series 2006-CB2, 2.992%, 12/25/2036	1,618,684	1,336,902
NovaStar Mortgage Funding Trust, “M3” , Series 2004-3, 1 mo. USD Term SOFR + 1.164%, 5.485% (c), 12/25/2034	395,501	357,028
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	13

	Principal Amount ($)	Value ($)
People’s Choice Home Loan Securities Trust, “A3” , Series 2004-1, 1 mo. USD Term SOFR + 1.154%, 5.475% (c), 6/25/2034	1,508,945	1,523,992
Renaissance Home Equity Loan Trust:
“AF1” , Series 2006-4, 5.545%, 1/25/2037	57,029	18,063
“AF1” , Series 2007-2, 5.893%, 6/25/2037	340,249	87,709
Southern Pacific Secured Assets Corp., “A8” , Series 1998-2, 6.37%, 7/25/2029	14	14
Towd Point Mortgage Trust, “A1” , Series 2025-CRM1, 144A, 5.799%, 1/25/2065	3,922,908	3,943,369
		8,155,566
Miscellaneous 11.4%
AB BSL CLO 5 Ltd., “B” , Series 2024-5A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.015% (c), 1/20/2038	600,000	600,900
Allegro CLO V-S Ltd., “B1” , Series 2024-2A, 144A, 3 mo. USD Term SOFR + 1.9%, 6.197% (c), 7/24/2037	2,700,000	2,706,010
Allegro CLO XV Ltd., “BR” , Series 2022-1A, 144A, 3 mo. USD Term SOFR + 1.62%, 5.931% (c), 4/20/2038	3,000,000	2,987,076
American Homes 4 Rent Trust, “D” , Series 2015-SFR1, 144A, 4.407%, 4/17/2052	367,000	366,149
Apidos CLO LI Ltd., “C” , Series 2024-51A, 144A, 3 mo. USD Term SOFR + 1.75%, 6.047% (c), 1/20/2038	2,100,000	2,080,006
Apidos CLO XL Ltd., “AR” , Series 2022-40A, 144A, 3 mo. USD Term SOFR + 1.35%, 5.652% (c), 7/15/2037	2,500,000	2,503,125
Apidos CLO XLVII Ltd., “C” , Series 2024-47A, 144A, 3 mo. USD Term SOFR + 2.35%, 6.65% (c), 4/26/2037	1,875,000	1,879,526
Apidos CLO XVIII-R, “A2R2” , Series 2018-18A, 144A, 3 mo. USD Term SOFR + 1.58%, 5.946% (c), 1/22/2038	2,000,000	1,992,428
Applebee’s Funding LLC, “A2” , Series 2023-1A, 144A, 7.824%, 3/5/2053	2,750,000	2,827,114
ARES LIX CLO Ltd., “C2” , Series 2021-59A, 144A, 3.35%, 4/25/2034	1,600,000	1,439,459
Ballyrock CLO Ltd., “BR” , Series 2020-2A, 144A, 3 mo. USD Term SOFR + 2.212%, 6.505% (c), 10/20/2031	7,500,000	7,503,787
Battalion CLO XV Ltd., “BR” , Series 2020-15A, 144A, 3 mo. USD Term SOFR + 1.5%, 5.804% (c), 1/17/2033	2,500,000	2,473,850
Bryant Park Funding Ltd., “A1” , Series 2023-21A, 144A, 3 mo. USD Term SOFR + 2.05%, 6.343% (c), 10/18/2036	900,000	904,122
Carlyle Global Market Strategies CLO Ltd.:
“BR2” , Series 2014-1A, 144A, 3 mo. USD Term SOFR + 1.662%, 5.964% (c), 4/17/2031	4,000,000	4,009,732
“BR4” , Series 2012-4A, 144A, 3 mo. USD Term SOFR + 1.75%, 6.04% (c), 4/22/2032	2,000,000	2,000,006
The accompanying notes are an integral part of the financial statements.

14	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Carlyle U.S. CLO Ltd., “B” , Series 2018-2A, 144A, 3 mo. USD Term SOFR + 2.312%, 6.614% (c), 10/15/2031	3,000,000	3,006,615
CF Hippolyta Issuer LLC:
“B1” , Series 2021-1A, 144A, 1.98%, 3/15/2061	2,920,645	2,756,570
“B1” , Series 2020-1, 144A, 2.28%, 7/15/2060	3,747,717	3,688,558
CIFC Funding Ltd., “BR” , Series 2022-7A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.99% (c), 1/22/2038	1,325,000	1,313,466
Cloud Capital Holdco LP, “A2” , Series 2024-1A, 144A, 5.781%, 11/22/2049	1,800,000	1,816,060
CyrusOne Data Centers Issuer I LLC, “A2” , Series 2024-2A, 144A, 4.5%, 5/20/2049	4,000,000	3,847,276
Domino’s Pizza Master Issuer LLC:
“A2I” , Series 2018-1A, 144A, 4.116%, 7/25/2048	947,500	942,824
“A2II” , Series 2015-1A, 144A, 4.474%, 10/25/2045	3,733,187	3,721,226
Dryden 50 Senior Loan Fund, “B” , Series 2017-50A, 144A, 3 mo. USD Term SOFR + 1.912%, 6.214% (c), 7/15/2030	500,000	500,479
Elara HGV Timeshare Issuer LLC:
“A” , Series 2023-A, 144A, 6.16%, 2/25/2038	1,072,190	1,104,593
“C” , Series 2023-A, 144A, 7.3%, 2/25/2038	306,340	315,450
Elmwood CLO II Ltd., “A2RR” , Series 2019-2A, 144A, 3 mo. USD Term SOFR + 1.55%, 5.843% (c), 10/20/2037	1,500,000	1,500,463
Empower CLO Ltd., “A1” , Series 2024-2A, 144A, 3 mo. USD Term SOFR + 1.52%, 5.822% (c), 7/15/2037	1,412,000	1,413,185
Flatiron CLO 18 Ltd., “B” , Series 2018-1A, 144A, 3 mo. USD Term SOFR + 1.612%, 5.914% (c), 4/17/2031	2,500,000	2,500,110
Frontier Issuer LLC, “A2” , Series 2023-1, 144A, 6.6%, 8/20/2053	750,000	763,819
Galaxy 34 CLO Ltd., “A” , Series 2024-34A, 144A, 3 mo. USD Term SOFR + 1.37%, 5.925% (c), 10/20/2037	2,000,000	1,999,892
Golub Capital Partners CLO 53B Ltd., “CR” , Series 2021-53A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.011% (c), 7/20/2034	2,400,000	2,385,936
Golub Capital Partners CLO 76 B Ltd., “A1” , Series 2024-76A, 144A, 3 mo. USD Term SOFR + 1.37%, 6.112% (c), 10/25/2037	2,000,000	1,999,108
Hilton Grand Vacations Trust:
“A” , Series 2019-AA, 144A, 2.34%, 7/25/2033	144,108	141,405
“B” , Series 2024-2A, 144A, 5.65%, 3/25/2038	2,385,282	2,423,000
HINNT LLC, “B” , Series 2024-A, 144A, 5.84%, 3/15/2043	666,774	677,365
Hotwire Funding LLC, “A2” , Series 2021-1, 144A, 2.311%, 11/20/2051	1,268,000	1,213,593
HPEFS Equipment Trust:
“D” , Series 2024-1A, 144A, 5.82%, 11/20/2031	650,000	658,884
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	15

	Principal Amount ($)	Value ($)
“C” , Series 2023-2A, 144A, 6.48%, 1/21/2031	1,500,000	1,518,815
Jersey Mike’s Funding, “A2I” , Series 2021-1A, 144A, 2.891%, 2/15/2052	1,985,000	1,913,329
Jersey Mike’s Funding LLC, “A2” , Series 2024-1A, 144A, 5.636%, 2/15/2055	1,450,000	1,463,390
LCM XVI LP, “BR2” , Series 16A, 144A, 3 mo. USD Term SOFR + 2.012%, 6.314% (c), 10/15/2031	2,120,000	2,117,719
Lewey Park CLO Ltd., “A2” , Series 2024-1A, 144A, 3 mo. USD Term SOFR + 1.56%, 5.966% (c), 10/21/2037	1,000,000	995,412
Magnetite XXVI Ltd., “CR2” , Series 2020-26A, 144A, 3 mo. USD Term SOFR + 1.75%, 6.016% (c), 1/25/2038	3,500,000	3,472,059
Mosaic Solar Loan Trust:
“A” , Series 2020-1A, 144A, 2.1%, 4/20/2046	3,937,501	3,476,946
“C” , Series 2022-2A, 144A, 5.95%, 1/21/2053	2,220,000	856,329
“C” , Series 2022-3A, 144A, 8.56%, 6/20/2053	605,000	155,457
MVW LLC:
“B” , Series 2021-1WA, 144A, 1.44%, 1/22/2041	111,909	105,423
“A” , Series 2020-1A, 144A, 1.74%, 10/20/2037	85,806	82,951
“B” , Series 2019-2A, 144A, 2.44%, 10/20/2038	233,768	228,783
“B” , Series 2020-1A, 144A, 2.73%, 10/20/2037	576,617	561,858
“B” , Series 2023-1A, 144A, 5.42%, 10/20/2040	1,000,599	1,010,599
“B” , Series 2024-1A, 144A, 5.51%, 2/20/2043	1,218,721	1,230,209
MVW Owner Trust, “A” , Series 2019-1A, 144A, 2.89%, 11/20/2036	423,020	421,832
Neuberger Berman Loan Advisers CLO 44 Ltd., “CR” , Series 2021-44A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.998% (c), 10/16/2035	1,283,000	1,273,186
New Economy Assets Phase 1 Sponsor LLC, “B1” , Series 2021-1, 144A, 2.41%, 10/20/2061	1,125,000	1,028,333
NRZ Excess Spread-Collateralized Notes:
“A” , Series 2021-FHT1, 144A, 3.104%, 7/25/2026	434,296	421,807
“A” , Series 2021-GNT1, 144A, 3.474%, 11/25/2026	827,165	784,096
“A” , Series 2020-PLS1, 144A, 3.844%, 12/25/2025	299,176	295,547
OCP CLO Ltd.:
“BR2” , Series 2019-17A, 144A, 3 mo. USD Term SOFR + 1.75%, 6.043% (c), 7/20/2037	250,000	250,140
“A2” , Series 2024-36A, 144A, 3 mo. USD Term SOFR + 1.55%, 6.112% (c), 10/16/2037	1,000,000	1,004,332
“B1” , Series 2024-36A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.262% (c), 10/16/2037	1,000,000	997,969
Palmer Square CLO Ltd., “A1R” , Series 2022-3A, 144A, 3 mo. USD Term SOFR + 1.35%, 5.643% (c), 7/20/2037	2,300,000	2,302,875
The accompanying notes are an integral part of the financial statements.

16	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
RR 35 Ltd., “A2” , Series 2024-35A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.002% (c), 1/15/2040	2,400,000	2,394,624
RR 37 Ltd., “B” , Series 2025-37A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.012% (c), 4/15/2038	2,400,000	2,340,974
Sierra Timeshare Receivables Funding LLC, “B” , Series 2020-2A, 144A, 2.32%, 7/20/2037	137,847	136,992
Sixth Street CLO XIV Ltd., “A2R2” , Series 2019-14A, 144A, 3 mo. USD Term SOFR + 1.4%, 5.717% (c), 1/20/2038	2,000,000	1,994,314
Sixth Street CLO XXV Ltd., “B” , Series 2024-25A, 144A, 3 mo. USD Term SOFR + 1.8%, 6.097% (c), 7/24/2037	2,700,000	2,702,333
Switch ABS Issuer LLC:
“A2” , Series 2024-2A, 144A, 5.436%, 6/25/2054	1,250,000	1,243,171
“A2” , Series 2024-1A, 144A, 6.28%, 3/25/2054	2,124,000	2,149,553
TICP CLO XI Ltd., “AR” , Series 2018-11A, 144A, 3 mo. USD Term SOFR + 1.53%, 5.83% (c), 4/25/2037	1,500,000	1,504,092
Venture XXVI CLO Ltd., “BR” , Series 2017-26A, 144A, 3 mo. USD Term SOFR + 1.962%, 6.255% (c), 1/20/2029	277,826	277,806
Voya CLO Ltd.:
“A3R2” , Series 2016-3A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.993% (c), 10/18/2031	5,000,000	4,980,095
“B” , Series 2024-1A, 144A, 3 mo. USD Term SOFR + 2%, 6.302% (c), 4/15/2037	2,650,000	2,656,750
Wingstop Funding LLC, “A2” , Series 2024-1A, 144A, 5.858%, 12/5/2054	1,200,000	1,216,705
Zais CLO 13 Ltd., “A1AR” , Series 2019-13A, 144A, 3 mo. USD Term SOFR + 1.3%, 5.602% (c), 7/15/2032	1,905,029	1,904,602
Zayo Issuer LLC, “A2” , Series 2025-1A, 144A, 5.648%, 3/20/2055	2,000,000	2,008,296
		132,442,870
Total Asset-Backed (Cost $244,112,949)		242,764,973
Commercial Mortgage-Backed Securities 9.3%
20 Times Square Trust:
“B” , Series 2018-20TS, 144A, 3.1% (c), 5/15/2035	2,500,000	2,200,000
“C” , Series 2018-20TS, 144A, 3.1% (c), 5/15/2035	1,000,000	847,500
2023-MIC Trust, “B” , Series 2023-MIC, 144A, 9.532%, 12/5/2038	3,730,000	4,042,659
BAHA Trust, “A” , Series 2024-MAR, 144A, 5.574% (c), 12/10/2041	3,343,000	3,390,253
Bank, “A5” , Series 2021-BN34, 2.438%, 6/15/2063	500,000	426,349
BF Mortgage Trust, “B” , Series 2019-NYT, 144A, 1 mo. USD Term SOFR + 1.697%, 6.017% (c), 12/15/2035	500,000	491,617
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	17

	Principal Amount ($)	Value ($)
BHMS Mortgage Trust, “A” , Series 2018-ATLS, 144A, 1 mo. USD Term SOFR + 1.547%, 5.866% (c), 7/15/2035	2,500,000	2,497,970
BPR Trust:
“A” , Series 2024-PMDW, 144A, 5.358%, 11/5/2041	893,000	899,057
“B” , Series 2021-TY, 144A, 1 mo. USD Term SOFR + 1.264%, 5.584% (c), 9/15/2038	1,806,000	1,792,565
“C” , Series 2021-TY, 144A, 1 mo. USD Term SOFR + 1.814%, 6.134% (c), 9/15/2038	340,000	337,049
BX Commercial Mortgage Trust:
“B” , Series 2020-VIV3, 144A, 3.544% (c), 3/9/2044	2,000,000	1,842,548
“A” , Series 2019-IMC, 144A, 1 mo. USD Term SOFR + 1.046%, 5.365% (c), 4/15/2034	941,959	933,683
“B” , Series 2019-IMC, 144A, 1 mo. USD Term SOFR + 1.346%, 5.665% (c), 4/15/2034	3,500,000	3,460,625
BX Trust:
“D” , Series 2019-OC11, 144A, 3.944% (c), 12/9/2041	2,500,000	2,292,052
“D” , Series 2021-ARIA, 144A, 1 mo. USD Term SOFR + 2.01%, 6.329% (c), 10/15/2036	1,725,000	1,716,375
BXP Trust:
“B” , Series 2021-601L, 144A, 2.775% (c), 1/15/2044	2,000,000	1,678,760
“A” , Series 2017-CQHP, 144A, 1 mo. USD Term SOFR + 0.897%, 5.217% (c), 11/15/2034	344,339	335,445
CFK Trust, “A” , Series 2020-MF2, 144A, 2.387%, 3/15/2039	3,450,000	3,222,553
COMM Mortgage Trust, “B” , Series 2013-CR6, 144A, 3.397%, 3/10/2046	989,156	959,884
Credit Suisse Mortgage Trust:
“C” , Series 2020-NET, 144A, 3.526%, 8/15/2037	1,000,000	978,603
“B” , Series 2020-FACT, 144A, 1 mo. USD Term SOFR + 2.614%, 6.934% (c), 10/15/2037	2,756,000	2,638,870
CSAIL Commercial Mortgage Trust, “AS” , Series 2016-C6, 3.346%, 1/15/2049	1,000,000	962,788
DBGS Mortgage Trust, “B” , Series 2018-5BP, 144A, 1 mo. USD Term SOFR + 1.077%, 5.397% (c), 6/15/2033	2,500,000	2,283,758
FHLMC Multifamily Structured Pass-Through Certificates:
“X1P” , Series KL05, Interest Only, 0.892% (c), 6/25/2029	17,800,000	600,770
“X1” , Series K058, Interest Only, 0.9% (c), 8/25/2026	21,380,838	212,513
Fontainebleau Miami Beach Mortgage Trust, “C” , Series 2024-FBLU, 144A, 1 mo. USD Term SOFR + 2.15%, 6.469% (c), 12/15/2039	533,000	532,667
The accompanying notes are an integral part of the financial statements.

18	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Freddie Mac Multifamily Structured Credit Risk:
“M1” , Series 2021-MN1, 144A, 30 day USD SOFR Average + 2%, 6.34% (c), 1/25/2051	447,944	446,154
“M2” , Series 2021-MN1, 144A, 30 day USD SOFR Average + 3.75%, 8.09% (c), 1/25/2051	1,808,000	1,878,468
GS Mortgage Securities Corp. Trust, “B” , Series 2021-IP, 144A, 1 mo. USD Term SOFR + 1.264%, 5.584% (c), 10/15/2036	3,000,000	2,970,181
GS Mortgage Securities Trust, “AS” , Series 2013-GC13, 144A, 3.878% (c), 7/10/2046	318,545	312,018
Hawaii Hotel Trust, “B” , Series 2025-MAUI, 144A, 1 mo. USD Term SOFR + 1.742%, 6.062% (c), 3/15/2042	750,000	746,254
Hilt Commercial Mortgage Trust, “B” , Series 2024-ORL, 144A, 1 mo. USD Term SOFR + 1.941%, 6.26% (c), 5/15/2037	750,000	748,359
Hudson Yards Mortgage Trust:
“A” , Series 2019-30HY, 144A, 3.228%, 7/10/2039	2,000,000	1,849,302
“C” , Series 2025-SPRL, 144A, 5.952%, 1/13/2040	540,000	549,694
IRV Trust, “C” , Series 2025-200P, 144A, 5.73%, 3/14/2047	1,905,000	1,877,331
JPMDB Commercial Mortgage Securities Trust:
“A5” , Series 2020-COR7, 2.18%, 5/13/2053	1,950,000	1,600,371
“AS” , Series 2016-C4, 3.385%, 12/15/2049	1,000,000	940,610
JPMorgan Chase Commercial Mortgage Securities Trust:
“A” , Series 2021-1MEM, 144A, 2.516%, 10/9/2042	1,500,000	1,212,269
“A” , Series 2016-NINE, 144A, 2.854%, 9/6/2038	1,500,000	1,453,733
“B” , Series 2016-NINE, 144A, 2.854%, 9/6/2038	5,000,000	4,814,700
“A” , Series 2019-OSB, 144A, 3.397%, 6/5/2039	1,000,000	927,782
“A” , Series 2018-PHH, 144A, 1 mo. USD Term SOFR + 1.257%, 5.576% (c), 6/15/2035	5,281,517	4,618,584
JW Commercial Mortgage Trust, “B” , Series 2024-MRCO, 144A, 1 mo. USD Term SOFR + 1.941%, 6.26% (c), 6/15/2039	4,000,000	3,991,250
KIND Trust, “A” , Series 2021-KIND, 144A, 1 mo. USD Term SOFR + 1.064%, 5.39% (c), 8/15/2038	2,975,160	2,934,427
LEX Mortgage Trust, “A” , Series 2024-BBG, 144A, 4.874%, 10/13/2033	750,000	743,401
Manhattan West Mortgage Trust, “A” , Series 2020-1MW, 144A, 2.13%, 9/10/2039	1,000,000	932,087
Morgan Stanley Bank of America Merrill Lynch Trust, “A3” , Series 2017-C33, 3.295%, 5/15/2050	2,118,544	2,111,289
MRCD Mortgage Trust, “C” , Series 2019-PARK, 144A, 2.718%, 12/15/2036	5,000,000	3,817,550
MSWF Commercial Mortgage Trust, “XA” , Series 2023-2, Interest Only, 0.907% (c), 12/15/2056	15,193,640	917,912
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	19

	Principal Amount ($)	Value ($)
Natixis Commercial Mortgage Securities Trust, “C” , Series 2018-285M, 144A, 3.796% (c), 11/15/2032	2,000,000	1,820,000
One New York Plaza Trust:
“AJ” , Series 2020-1NYP, 144A, 1 mo. USD Term SOFR + 1.364%, 5.684% (c), 1/15/2036	2,378,000	2,248,865
“B” , Series 2020-1NYP, 144A, 1 mo. USD Term SOFR + 1.614%, 5.934% (c), 1/15/2036	1,166,000	1,085,192
ROCK Trust:
“A” , Series 2024-CNTR, 144A, 5.388%, 11/13/2041	1,189,000	1,198,072
“B” , Series 2024-CNTR, 144A, 5.93%, 11/13/2041	4,000,000	4,086,155
SDR Commercial Mortgage Trust, “B” , Series 2024-DSNY, 144A, 1 mo. USD Term SOFR + 1.741%, 6.06% (c), 5/15/2039	500,000	498,750
SLG Office Trust, “A” , Series 2021-OVA, 144A, 2.585%, 7/15/2041	4,000,000	3,435,903
Starwood Mortgage Trust, “B” , Series 2021-LIH, 144A, 1 mo. USD Term SOFR + 1.77%, 6.09% (c), 11/15/2036	500,000	493,750
SWCH Commercial Mortgage Trust, “A” , Series 2025-DATA, 144A, 1 mo. USD Term SOFR + 1.443%, 5.762% (c), 3/15/2042	2,000,000	1,977,478
UBS Commercial Mortgage Trust:
“XA” , Series 2017-C7, Interest Only, 0.972% (c), 12/15/2050	22,350,795	501,156
“XA” , Series 2017-C1, Interest Only, 1.458% (c), 6/15/2050	16,015,488	365,539
WB Commercial Mortgage Trust, “A” , Series 2024-HQ, 144A, 5.541% (c), 3/15/2040	3,358,000	3,365,874
Wells Fargo Commercial Mortgage Trust:
“A” , Series 2019-JWDR, 144A, 2.501% (c), 9/15/2031	200,000	193,237
“A2” , Series 2016-C34, 2.603%, 6/15/2049	43,631	43,547
“ASB” , Series 2015-C31, 3.487%, 11/15/2048	14,007	13,964
“C” , Series 2021-SAVE, 144A, 1 mo. USD Term SOFR + 2.014%, 6.334% (c), 2/15/2040	2,051,200	2,047,587
“D” , Series 2021-SAVE, 144A, 1 mo. USD Term SOFR + 2.714%, 7.034% (c), 2/15/2040	800,000	801,167
Total Commercial Mortgage-Backed Securities (Cost $109,715,476)		108,146,875
Collateralized Mortgage Obligations 7.3%
Angel Oak Mortgage Trust, “A1” , Series 2021-1, 144A, 0.909%, 1/25/2066	397,288	338,322
Banc of America Mortgage Trust:
“2A3” , Series 2005-J, 5.671% (c), 11/25/2035	44,441	39,278
“2A8” , Series 2003-J, 5.803% (c), 11/25/2033	95,183	85,190
The accompanying notes are an integral part of the financial statements.

20	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
“A15” , Series 2006-2, 6.0%, 7/25/2046	5,191	4,512
Barclays Mortgage Loan Trust, “A2” , Series 2021-NQM1, 144A, 1.984%, 9/25/2051	996,881	894,122
Bear Stearns Adjustable Rate Mortgage Trust, “5A” , Series 2003-8, 6.559% (c), 1/25/2034	211,143	183,746
Chase Mortgage Finance Corp.:
“M2” , Series 2021-CL1, 144A, 30 day USD SOFR Average + 1.35%, 5.69% (c), 2/25/2050	1,796,328	1,741,334
“M3” , Series 2021-CL1, 144A, 30 day USD SOFR Average + 1.55%, 5.89% (c), 2/25/2050	936,129	909,096
COLT Funding LLC, “A2” , Series 2021-3R, 144A, 1.257%, 12/25/2064	249,772	228,663
COLT Mortgage Loan Trust:
“A1” , Series 2021-2R, 144A, 0.798%, 7/27/2054	215,019	195,436
“A2” , Series 2021-1, 144A, 1.167%, 6/25/2066	663,096	557,989
“A3” , Series 2021-2, 144A, 1.335%, 8/25/2066	1,620,550	1,352,982
“A2” , Series 2021-HX1, 144A, 1.348%, 10/25/2066	695,656	602,430
Connecticut Avenue Securities Trust:
“1M2” , Series 2021-R03, 144A, 30 day USD SOFR Average + 1.65%, 5.99% (c), 12/25/2041	500,000	501,235
“1M1” , Series 2023-R04, 144A, 30 day USD SOFR Average + 2.3%, 6.636% (c), 5/25/2043	2,400,975	2,444,970
“1B1” , Series 2024-R01, 144A, 30 day USD SOFR Average + 2.7%, 7.04% (c), 1/25/2044	1,000,000	1,018,213
“1M2” , Series 2022-R04, 144A, 30 day USD SOFR Average + 3.1%, 7.44% (c), 3/25/2042	250,000	257,760
Credit Suisse First Boston Mortgage Securities Corp., “5A1” , Series 2004-7, 5.0%, 10/25/2019	33,992	34,530
CSMC Trust, “B4” , Series 2013-IVR3, 144A, 3.399% (c), 5/25/2043	1,166,301	889,052
Ellington Financial Mortgage Trust:
“A3” , Series 2021-2, 144A, 1.291%, 6/25/2066	507,286	423,557
“A2” , Series 2021-3, 144A, 1.396%, 9/25/2066	2,058,113	1,696,231
“A3” , Series 2020-2, 144A, 1.64%, 10/25/2065	532,976	498,334
Federal Home Loan Mortgage Corp.:
“AI” , Series 5175, Interest Only, 2.5%, 12/25/2049	4,032,409	534,584
“AS” , Series 5501, 15.51% minus (2.2 x 30 day USD SOFR Average), 5.963% (c), 2/25/2055	3,460,405	3,469,423
“M2” , Series 2019-DNA1, 144A, 30 day USD SOFR Average + 2.764%, 7.104% (c), 1/25/2049	39,166	40,134
“M1B” , Series 2023-DNA2, 144A, 30 day USD SOFR Average + 3.25%, 7.586% (c), 4/25/2043	2,000,000	2,090,503
Federal National Mortgage Association:
“AO” , Series 2023-53, Principal Only, Zero Coupon , 11/25/2053	6,339,788	5,364,927
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	21

	Principal Amount ($)	Value ($)
“NI” , Series 2021-49, Interest Only, 2.5%, 6/25/2051	2,545,328	412,351
“I” , Series 2021-57, Interest Only, 2.5%, 7/25/2051	3,316,852	515,072
“DE” , Series 2014-18, 4.0%, 8/25/2042	180,764	176,896
“IM” , Series 2014-72, Interest Only, 4.5%, 3/25/2044	710,743	64,825
“2” , Series 350, Interest Only, 5.5%, 3/25/2034	34,797	5,435
“DU” , Series 2024-9, 5.5%, 3/25/2054	1,520,418	1,515,894
“FE” , Series 2024-87, 30 day USD SOFR Average + 1.85%, 6.0% (c), 12/25/2054	3,823,453	3,855,869
“AF” , Series 2025-1, 30 day USD SOFR Average + 1.85%, 6.0% (c), 2/25/2055	4,897,616	4,910,223
“1A6” , Series 2007-W8, 6.756% (c), 9/25/2037	242,014	249,322
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M2” , Series 2021-DNA7, 144A, 30 day USD SOFR Average + 1.8%, 6.14% (c), 11/25/2041	1,200,000	1,205,215
“M1B” , Series 2022-DNA2, 144A, 30 day USD SOFR Average + 2.4%, 6.74% (c), 2/25/2042	1,000,000	1,017,208
“M2” , Series 2019-DNA2, 144A, 30 day USD SOFR Average + 2.564%, 6.904% (c), 3/25/2049	244,151	249,008
GCAT Trust, “A2” , Series 2021-NQM2, 144A, 1.242%, 5/25/2066	576,222	492,545
Government National Mortgage Association:
“AI” , Series 2021-1, Interest Only, 2.0%, 1/20/2051	7,951,877	986,407
“KI” , Series 2020-160, Interest Only, 2.5%, 10/20/2050	3,859,386	427,230
“EI” , Series 2021-105, Interest Only, 2.5%, 5/20/2051	5,242,332	795,906
“JI” , Series 2021-121, Interest Only, 2.5%, 7/20/2051	7,318,366	793,509
“UZ” , Series 2025-41, 6.0%, 3/20/2055	5,000,000	4,973,682
“IP” , Series 2009-118, Interest Only, 6.5%, 12/16/2039	95,933	21,490
Government National Mortgage Association REMICS, “HJ” , Series 2024-8, 5.0%, 1/20/2054	3,513,471	3,363,390
GS Mortgage-Backed Securities Trust, “A2” , Series 2020-NQM1, 144A, 1.791%, 9/27/2060	73,210	68,534
Imperial Fund Mortgage Trust:
“A2” , Series 2021-NQM1, 144A, 1.205%, 6/25/2056	973,786	842,649
“A2” , Series 2021-NQM2, 144A, 1.362%, 9/25/2056	546,164	458,163
“A1” , Series 2022-NQM4, 144A, 4.767%, 6/25/2067	1,924,597	1,916,239
JPMorgan Chase Bank NA:
“M2” , Series 2021-CL1, 144A, 30 day USD SOFR Average + 1.55%, 5.89% (c), 3/25/2051	1,179,068	1,152,771
“M3” , Series 2021-CL1, 144A, 30 day USD SOFR Average + 1.8%, 6.14% (c), 3/25/2051	597,060	587,426
“M1” , Series 2020-CL1, 144A, 1 mo. USD Term SOFR + 2.364%, 6.685% (c), 10/25/2057	1,994,264	2,050,963
The accompanying notes are an integral part of the financial statements.

22	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
“M4” , Series 2021-CL1, 144A, 30 day USD SOFR Average + 2.75%, 7.09% (c), 3/25/2051	662,285	647,644
JPMorgan Mortgage Trust:
“A11” , Series 2024-6, 144A, 30 day USD SOFR Average + 1.25%, 5.59% (c), 12/25/2054	3,336,862	3,340,065
“6A1” , Series 2005-A6, 7.75%, 8/25/2035	131,826	130,088
Merrill Lynch Mortgage Investors Trust, “1A” , Series 2004-1, 6.395% (c), 12/25/2034	2,692	2,621
MFA Trust:
“A3” , Series 2021-INV1, 144A, 1.262%, 1/25/2056	101,633	97,344
“A3” , Series 2021-NQM2, 144A, 1.472%, 11/25/2064	335,984	293,802
RCKT Mortgage Trust:
“A1A” , Series 2024-CES7, 144A, 5.158%, 10/25/2044	2,745,364	2,731,139
“A1A” , Series 2025-CES1, 144A, 5.653%, 1/25/2045	2,446,333	2,455,370
“A1B” , Series 2024-CES9, 144A, 5.683%, 12/25/2044	1,694,475	1,699,719
Residential Accredit Loans, Inc. Trust, “A1” , Series 2003-QS18, 5.0%, 9/25/2018	168	126
Residential Asset Mortgage Products Trust, “A4” , Series 2004-SL4, 7.0%, 7/25/2032	25,536	25,281
Sequoia Mortgage Trust:
“B4” , Series 2013-2, 3.64% (c), 2/25/2043	493,897	479,484
“A1” , Series 2025-3, 144A, 6.0%, 4/25/2055	2,350,000	2,362,359
Starwood Mortgage Residential Trust, “A3” , Series 2020-INV1, 144A, 1.593%, 11/25/2055	237,588	223,670
Towd Point Mortgage Trust:
“M1” , Series 2017-1, 144A, 3.75%, 10/25/2056	2,000,000	1,950,255
“M1” , Series 2022-SJ1, 144A, 4.5%, 3/25/2062	2,500,000	2,363,075
Verus Securitization Trust:
“A2” , Series 2021-R3, 144A, 1.277%, 4/25/2064	265,719	249,691
“A2” , Series 2020-4, 144A, 2.912%, 5/25/2065	262,443	256,338
“B1” , Series 2021-R3, 144A, 3.066%, 4/25/2064	4,277,000	3,532,625
Washington Mutual Mortgage Pass-Through Certificates Trust, “A9” , Series 2003-S9, 5.25%, 10/25/2033	166,472	163,184
Western Alliance Bank, “M1” , Series 2021-CL2, 144A, 30 day USD SOFR Average + 3.15%, 7.49% (c), 7/25/2059	2,227,349	2,314,523
Total Collateralized Mortgage Obligations (Cost $86,955,466)		84,823,178
Government & Agency Obligations 11.1%
Other Government Related (d) 0.2%
Central American Bank for Economic Integration, 144A, 5.0%, 2/9/2026	2,500,000	2,510,622
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	23

	Principal Amount ($)	Value ($)
Vnesheconombank:
144A, 5.942%, 11/21/2023* (e)	500,000	0
144A, 6.025%, 7/5/2022* (e)	1,500,000	0
		2,510,622
Sovereign Bonds 0.2%
Abu Dhabi Government International Bond, 144A, 2.5%, 4/16/2025	1,896,000	1,894,102
Mexico Government International Bond, 6.0%, 5/13/2030	447,000	455,591
		2,349,693
U.S. Treasury Obligations 10.7%
U.S. Treasury Bills, 4.158% (f), 8/7/2025 (g)	1,500,000	1,477,810
U.S. Treasury Notes:
0.25%, 5/31/2025	10,000,000	9,933,073
0.375%, 11/30/2025	1,000,000	975,352
0.375%, 1/31/2026	5,000,000	4,847,891
0.625%, 3/31/2027	5,000,000	4,687,305
0.875%, 9/30/2026	4,000,000	3,822,344
1.375%, 12/31/2028	21,000,000	19,159,219
1.5%, 8/15/2026	5,000,000	4,835,742
1.625%, 10/31/2026	16,000,000	15,435,000
1.625%, 8/15/2029	5,000,000	4,545,312
2.875%, 5/31/2025	11,000,000	10,972,213
3.0%, 9/30/2025	4,000,000	3,976,125
3.25%, 6/30/2029	10,000,000	9,734,375
3.375%, 9/15/2027	10,000,000	9,881,250
4.0%, 10/31/2029	10,000,000	10,022,266
4.625%, 3/15/2026	4,500,000	4,523,062
4.75%, 7/31/2025	5,000,000	5,007,031
		123,835,370
Total Government & Agency Obligations (Cost 130,809,294)		128,695,685
Loan Participations and Assignments 0.4%
Senior Loans (c)
Cablevision Lightpath LLC, Term Loan, 11/30/2027 (h)	500,000	500,000
Star Parent, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.0%, 8.299%, 9/27/2030	5,019	4,805
The accompanying notes are an integral part of the financial statements.

24	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
TransDigm, Inc., Term Loan, 3 mo. USD Term SOFR + 2.5%, 6.799%, 1/19/2032	997,494	993,469
Windsor Holdings III LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.069%, 8/1/2030	2,666,061	2,643,293
Total Loan Participations and Assignments (Cost $4,175,989)		4,141,567

	Shares	Value ($)
Exchange-Traded Funds 0.5%
SPDR Bloomberg Short Term High Yield Bond ETF (a) (Cost $5,680,650)	225,000	5,661,000
Securities Lending Collateral 1.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.25% (i) (j) (Cost $15,191,443)	15,191,443	15,191,443
Cash Equivalents 3.2%
DWS Central Cash Management Government Fund, 4.37% (i) (Cost $37,567,032)	37,567,032	37,567,032

% of Net Assets		Value ($)
Total Investment Portfolio (Cost $1,230,315,475)	105.6	1,226,188,561
Other Assets and Liabilities, Net	(5.6)	(64,846,668)
Net Assets	100.0	1,161,341,893
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	25

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2025 are as follows:
Value ($) at 9/30/2024	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 3/31/2025	Value ($) at 3/31/2025
Securities Lending Collateral 1.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.25% (i) (j)
9,054,067	6,137,376 (k)	—	—	—	54,171	—	15,191,443	15,191,443
Cash Equivalents 3.2%
DWS Central Cash Management Government Fund, 4.37% (i)
25,301,224	264,668,738	252,402,930	—	—	833,349	—	37,567,032	37,567,032
34,355,291	270,806,114	252,402,930	—	—	887,520	—	52,758,475	52,758,475

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at March 31, 2025 amounted to $14,766,376, which is 1.3% of net assets.

(b)	When-issued or delayed delivery securities included.
(c)
Variable or floating rate security. These securities are shown at their current rate as of
March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	Investment was valued using significant unobservable inputs.
(f)	Annualized yield at time of purchase; not a coupon rate.
(g)	At March 31, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	All or a portion of the security represents unsettled loan commitments at March 31, 2025 where the rate will be determined at the time of settlement.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2025.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
The accompanying notes are an integral part of the financial statements.

26	|	DWS Short Duration Fund

Interest Only: Interest Only (IO) bonds represent the “interest only”  portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Perpetual: Callable security with no stated maturity date.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the
United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor’s Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At March 31, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
2 Year U.S. Treasury Note	USD	6/30/2025	653	134,860,339	135,283,235	422,896
At March 31, 2025, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	6/18/2025	96	10,607,389	10,677,000	(69,611)
Ultra 10 Year U.S. Treasury Note	USD	6/18/2025	34	3,867,411	3,880,250	(12,839)
Total unrealized depreciation						(82,450)
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	27

determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$543,891,887	$—	$543,891,887
Mortgage-Backed Securities Pass-Throughs	—	55,304,921	—	55,304,921
Asset-Backed (a)	—	242,764,973	—	242,764,973
Commercial Mortgage-Backed Securities	—	108,146,875	—	108,146,875
Collateralized Mortgage Obligations	—	84,823,178	—	84,823,178
Government & Agency Obligations (a)	—	128,695,685	0	128,695,685
Loan Participations and Assignments	—	4,141,567	—	4,141,567
Exchange-Traded Funds	5,661,000	—	—	5,661,000
Short-Term Investments (a)	52,758,475	—	—	52,758,475
Derivatives (b)
Futures Contracts	422,896	—	—	422,896
Total	$58,842,371	$1,167,769,086	$—	$1,226,611,457

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(82,450)	$—	$—	$(82,450)
Total	$(82,450)	$—	$—	$(82,450)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

28	|	DWS Short Duration Fund

Statement of Assets and Liabilities
as of March 31, 2025 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $1,177,557,000) — including $14,766,376 of securities loaned	$1,173,430,086
Investment in DWS Government & Agency Securities Portfolio (cost $15,191,443)*	15,191,443
Investment in affiliated securities, at value (cost $37,567,032)	37,567,032
Cash	763,070
Foreign currency, at value (cost $1,685)	1,297
Receivable for investments sold	4,316,519
Receivable for Fund shares sold	4,114,632
Interest receivable	9,140,870
Affiliated securities lending income receivable	25,437
Other assets	83,248
Total assets	1,244,633,634
Liabilities
Payable upon return of securities loaned	15,191,443
Payable for investments purchased	2,553,558
Payable for investments purchased — when-issued/delayed delivery securities	7,989,700
Payable for investments purchased — TBA purchase commitments	55,321,688
Payable for Fund shares redeemed	679,524
Payable for variation margin on futures contracts	9,673
Distributions payable	897,848
Accrued management fee	150,128
Accrued Trustees' fees	11,596
Other accrued expenses and payables	486,583
Total liabilities	83,291,741
Net assets, at value	$1,161,341,893
Net Assets Consist of
Distributable earnings (loss)	(179,871,516)
Paid-in capital	1,341,213,409
Net assets, at value	$1,161,341,893
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	29

Statement of Assets and Liabilities as of March 31, 2025 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($162,052,985 ÷ 19,282,029 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.40
Maximum offering price per share (100 ÷ 97.75 of $8.40)	$8.59
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($11,979,539 ÷ 1,425,113 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.41
Class R6
Net Asset Value, offering and redemption price per share ($9,093,075 ÷ 1,080,912 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.41
Class S
Net Asset Value, offering and redemption price per share ($255,615,946 ÷ 30,345,394 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.42
Institutional Class
Net Asset Value, offering and redemption price per share ($722,600,348 ÷ 85,951,684 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.41
The accompanying notes are an integral part of the financial statements.

30	|	DWS Short Duration Fund

Statement of Operations
for the six months ended March 31, 2025 (Unaudited)

Investment Income
Income:
Interest	$28,830,495
Dividends	116,162
Income distributions from affiliated securities	833,349
Affiliated securities lending income	54,171
Total income	29,834,177
Expenses:
Management fee	2,088,560
Administration fee	555,042
Services to shareholders	681,997
Distribution and service fees	261,626
Custodian fee	10,654
Professional fees	40,040
Reports to shareholders	45,299
Registration fees	53,815
Trustees' fees and expenses	20,645
Other	107,134
Total expenses before expense reductions	3,864,812
Expense reductions	(1,125,062)
Total expenses after expense reductions	2,739,750
Net investment income	27,094,427
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(3,216,630)
Futures	(1,965,894)
Forward foreign currency contracts	294,713
Foreign currency	(22,343)
(4,910,154)
Change in net unrealized appreciation (depreciation) on:
Investments	(2,463,850)
Futures	464,016
Foreign currency	(452)
(2,000,286)
Net gain (loss)	(6,910,440)
Net increase (decrease) in net assets resulting from operations	$20,183,987
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	31

Statements of Changes in Net Assets
	Six Months Ended March 31, 2025	Year Ended September 30,
Increase (Decrease) in Net Assets	(Unaudited)	2024
Operations:
Net investment income	$27,094,427	$47,577,246
Net realized gain (loss)	(4,910,154)	(3,848,695)
Change in net unrealized appreciation (depreciation)	(2,000,286)	48,225,371
Net increase (decrease) in net assets resulting from operations	20,183,987	91,953,922
Distributions to shareholders:
Class A	(3,675,473)	(7,400,833)
Class C	(235,978)	(422,968)
Class R6	(232,177)	(369,617)
Class S	(6,144,333)	(12,266,464)
Institutional Class	(17,283,055)	(29,371,715)
Total distributions	(27,571,016)	(49,831,597)
Fund share transactions:
Proceeds from shares sold	274,467,632	582,069,500
Reinvestment of distributions	25,162,652	44,583,735
Payments for shares redeemed	(278,327,831)	(508,415,873)
Net increase (decrease) in net assets from Fund share transactions	21,302,453	118,237,362
Increase (decrease) in net assets	13,915,424	160,359,687
Net assets at beginning of period	1,147,426,469	987,066,782
Net assets at end of period	$1,161,341,893	$1,147,426,469

The accompanying notes are an integral part of the financial statements.

32	|	DWS Short Duration Fund

Financial Highlights
DWS Short Duration Fund — Class A
	Six Months Ended 3/31/25	Years Ended September 30,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$8.46	$8.13	$8.08	$8.81	$8.78	$8.69
Income (loss) from investment operations:
Net investment income[a]	.19	.35	.27	.14	.15	.19
Net realized and unrealized gain (loss)	(.06 )	.35	.07	(.69 )	.05	.11
Total from investment operations	.13	.70	.34	(.55 )	.20	.30
Less distributions from:
Net investment income	(.19 )	(.37 )	(.29 )	(.18 )	(.17 )	(.21 )
Net asset value, end of period	$8.40	$8.46	$8.13	$8.08	$8.81	$8.78
Total Return (%)[b,c]	1.57 *	8.64	4.41	(6.32)	2.32	3.50
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	162	166	171	215	275	262
Ratio of expenses before expense reductions (%)	.87 **	.87	.87	.85	.85	.85
Ratio of expenses after expense reductions (%)	.74 **	.73	.74	.75	.78	.77
Ratio of net investment income (%)	4.48 **	4.24	3.25	1.68	1.64	2.20
Portfolio turnover rate (%)	62 *	93	50	41	62	75

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	33

DWS Short Duration Fund — Class C
	Six Months Ended 3/31/25	Years Ended September 30,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$8.46	$8.14	$8.08	$8.81	$8.77	$8.68
Income (loss) from investment operations:
Net investment income[a]	.16	.29	.21	.08	.08	.12
Net realized and unrealized gain (loss)	(.05 )	.34	.08	(.70 )	.06	.11
Total from investment operations	.11	.63	.29	(.62 )	.14	.23
Less distributions from:
Net investment income	(.16 )	(.31 )	(.23 )	(.11 )	(.10 )	(.14 )
Net asset value, end of period	$8.41	$8.46	$8.14	$8.08	$8.81	$8.77
Total Return (%)[b,c]	1.31 *	7.83	3.59	(7.06)	1.63	2.72
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	12	13	11	11	20	33
Ratio of expenses before expense reductions (%)	1.62 **	1.62	1.63	1.61	1.59	1.60
Ratio of expenses after expense reductions (%)	1.49 **	1.48	1.50	1.50	1.53	1.52
Ratio of net investment income (%)	3.73 **	3.50	2.52	.90	.92	1.44
Portfolio turnover rate (%)	62 *	93	50	41	62	75

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

34	|	DWS Short Duration Fund

DWS Short Duration Fund — Class R6
	Six Months Ended 3/31/25	Years Ended September 30,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$8.47	$8.14	$8.09	$8.82	$8.79	$8.70
Income (loss) from investment operations:
Net investment income[a]	.20	.39	.30	.17	.17	.21
Net realized and unrealized gain (loss)	(.05 )	.34	.08	(.70 )	.06	.11
Total from investment operations	.15	.73	.38	(.53 )	.23	.32
Less distributions from:
Net investment income	(.21 )	(.40 )	(.33 )	(.20 )	(.20 )	(.23 )
Net asset value, end of period	$8.41	$8.47	$8.14	$8.09	$8.82	$8.79
Total Return (%)	1.75 b*	9.14 [b]	4.70 [b]	(6.02)[b]	2.61 [b]	3.76
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9	11	3	2	2	2
Ratio of expenses before expense reductions (%)	.51 **	.51	.52	.51	.51	.52
Ratio of expenses after expense reductions (%)	.39 **	.38	.38	.46	.51	.52
Ratio of net investment income (%)	4.83 **	4.67	3.64	1.99	1.91	2.45
Portfolio turnover rate (%)	62 *	93	50	41	62	75

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	35

DWS Short Duration Fund — Class S
	Six Months Ended 3/31/25	Years Ended September 30,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$8.48	$8.16	$8.10	$8.84	$8.80	$8.71
Income (loss) from investment operations:
Net investment income[a]	.20	.37	.29	.17	.17	.21
Net realized and unrealized gain (loss)	(.06 )	.34	.08	(.71 )	.07	.11
Total from investment operations	.14	.71	.37	(.54 )	.24	.32
Less distributions from:
Net investment income	(.20 )	(.39 )	(.31 )	(.20 )	(.20 )	(.23 )
Net asset value, end of period	$8.42	$8.48	$8.16	$8.10	$8.84	$8.80
Total Return (%)[b]	1.69 *	8.91	4.66	(6.16)	2.70	3.75
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	256	260	255	311	377	376
Ratio of expenses before expense reductions (%)	.67 **	.67	.69	.68	.66	.66
Ratio of expenses after expense reductions (%)	.50 **	.50	.50	.50	.53	.52
Ratio of net investment income (%)	4.71 **	4.47	3.49	1.94	1.89	2.44
Portfolio turnover rate (%)	62 *	93	50	41	62	75

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

36	|	DWS Short Duration Fund

DWS Short Duration Fund — Institutional Class
	Six Months Ended 3/31/25	Years Ended September 30,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$8.46	$8.14	$8.09	$8.82	$8.78	$8.70
Income (loss) from investment operations:
Net investment income[a]	.20	.38	.30	.17	.17	.21
Net realized and unrealized gain (loss)	(.04 )	.34	.08	(.69 )	.07	.10
Total from investment operations	.16	.72	.38	(.52 )	.24	.31
Less distributions from:
Net investment income	(.21 )	(.40 )	(.33 )	(.21 )	(.20 )	(.23 )
Net asset value, end of period	$8.41	$8.46	$8.14	$8.09	$8.82	$8.78
Total Return (%)[b]	1.86 *	9.03	4.70	(6.02)	2.70	3.64
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	723	699	547	522	634	435
Ratio of expenses before expense reductions (%)	.61 **	.60	.61	.60	.60	.61
Ratio of expenses after expense reductions (%)	.39 **	.38	.38	.46	.53	.52
Ratio of net investment income (%)	4.83 **	4.61	3.64	1.98	1.88	2.45
Portfolio turnover rate (%)	62 *	93	50	41	62	75

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	37

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Short Duration Fund (the “Fund” ) is a diversified series of Deutsche DWS Income Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

38	|	DWS Short Duration Fund

Operating Segment. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer, acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own

DWS Short Duration Fund	|	39

assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of

40	|	DWS Short Duration Fund

the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended March 31, 2025, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.12% annualized effective rate as of March 31, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the

DWS Short Duration Fund	|	41

borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of March 31, 2025, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of March 31, 2025

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Corporate Bonds	$10,628,543	$—	$—	$—	$10,628,543
Exchange-Traded Funds	4,562,900	—	—	—	4,562,900
Total Borrowings	$15,191,443	$—	$—	$—	$15,191,443
Gross amount of recognized liabilities and non-cash collateral for securities lending transactions:					$15,191,443
When-Issued, Delayed-Delivery Securities and Forward-Commitment
Transactions. The Fund may purchase or sell securities on a when-issued, delayed-delivery or forward- commitment basis, including To Be Announced (TBA) purchase commitments, with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. The Fund may sell a TBA purchase commitment before the settlement date or enter into a new commitment to extend the delivery date into the future. Additionally, the Fund or the counterparty may be required to post securities and/or cash collateral in accordance with the terms of the TBA purchase commitment.
Certain risks may arise upon entering into when-issued, delayed-delivery or forward-commitment transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Such

42	|	DWS Short Duration Fund

transactions may also have the effect of leverage on the Fund and may cause the Fund to be more volatile. Additionally, losses may arise due to changes in the value of the underlying securities.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At September 30, 2024, the Fund had net tax basis capital loss carryforwards of $166,965,678, including short-term losses ($59,867,175) and long-term losses ($107,098,503), which may be applied against realized net taxable capital gains indefinitely. Capital Loss Carryforwards may be subject to certain limitations under Section 382-384 of the Internal Revenue Code.
At March 31, 2025, the aggregate cost of investments for federal income tax purposes was $1,231,994,029. The net unrealized depreciation for all investments based on tax cost was $5,805,468. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $11,156,911 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $16,962,379.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended September 30, 2024, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in derivatives, interest income on defaulted securities and additional income recognition on debt securities classified as equity. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund

DWS Short Duration Fund	|	43

may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis, net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.
B.
Derivative Instruments
Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended March 31, 2025, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

44	|	DWS Short Duration Fund

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of March 31, 2025, is included in a table following the Fund’s Investment Portfolio. For the six months ended March 31, 2025, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $76,864,000 to $137,936,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from $0 to approximately $14,557,000.
Forward Foreign Currency Contracts. A forward foreign currency contract (“forward currency contract” ) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended March 31, 2025, the Fund entered into forward currency contracts for non-hedging purposes to seek to enhance potential gains.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
There were no open forward currency contracts as of March 31, 2025. For the six months ended March 31, 2025, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $5,497,000.
The following tables summarize the value of the Fund’s derivative instruments held as of March 31, 2025 and the related location in the

DWS Short Duration Fund	|	45

accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Futures Contracts
Interest Rate Contracts (a)	$422,896
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

Liability Derivatives	Futures Contracts
Interest Rate Contracts (a)	$(82,450)
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended March 31, 2025 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$(1,965,894)	$(1,965,894)
Foreign Exchange Contracts (a)	294,713	—	294,713
	$294,713	$(1,965,894)	$(1,671,181)
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Net realized gain (loss) from forward foreign currency contracts and futures, respectively

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Interest Rate Contracts (a)	$464,016
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts

46	|	DWS Short Duration Fund

C.
Purchases and Sales of Securities
During the six months ended March 31, 2025, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$669,917,085	$669,344,257
U.S. Treasury Obligations	$59,952,360	$35,006,631
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1.5 billion of the Fund’s average daily net assets	.365%
Next $500 million of such net assets	.340%
Next $1.0 billion of such net assets	.315%
Next $1.0 billion of such net assets	.300%
Next $1.0 billion of such net assets	.285%
Next $1.0 billion of such net assets	.270%
Over $6.0 billion of such net assets	.255%
Accordingly, for the six months ended March 31, 2025, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.365% of the Fund’s average daily net assets.
For the period from October 1, 2024 through January 31, 2026 (through January 31, 2025 for Class S shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes,

DWS Short Duration Fund	|	47

brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.73%
Class C	1.48%
Class R6	.38%
Class S	.50%
Institutional Class	.38%
Effective February 1, 2025 through January 31, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of Class S shares at 0.48%.
For the six months ended March 31, 2025, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$105,256
Class C	8,321
Class R6	6,006
Class S	224,703
Institutional Class	780,776
$1,125,062
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2025, the Administration Fee was $555,042, of which $95,177 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended

48	|	DWS Short Duration Fund

March 31, 2025, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at March 31, 2025
Class A	$12,681	$4,212
Class C	477	171
Class R6	136	30
Class S	79,372	27,163
Institutional Class	332	63
	$92,998	$31,639
In addition, for the six months ended March 31, 2025, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$75,265
Class C	6,350
Class S	131,863
Institutional Class	343,273
$556,751
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended March 31, 2025, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at March 31, 2025
Class C	$46,519	$7,628
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder

DWS Short Duration Fund	|	49

accounts the firms service. For the six months ended March 31, 2025, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at March 31, 2025	Annualized Rate
Class A	$199,601	$65,009.25%
Class C	15,506	5,381.25%
	$215,107	$70,390
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2025 aggregated $3,544.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended March 31, 2025, the CDSC for Class C shares aggregated $340. A deferred sales charge of up to 0.75% is assessed on certain redemptions of Class A shares. For the six months ended March 31, 2025, DDI received $2,693 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended March 31, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $497, of which $235 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.

50	|	DWS Short Duration Fund

E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2025.
F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	2,100,338	$17,615,144	4,118,666	$34,167,881
Class C	244,535	2,049,912	515,133	4,275,565
Class R6	144,584	1,211,666	1,062,555	8,856,120
Class S	3,145,565	26,439,154	8,451,758	70,064,811
Institutional Class	27,091,002	227,151,756	56,118,214	464,705,123
		$274,467,632		$582,069,500
Shares issued to shareholders in reinvestment of distributions
Class A	414,163	$3,470,305	828,340	$6,871,251
Class C	26,101	218,695	46,759	388,168
Class R6	27,112	227,356	41,221	343,444
Class S	689,186	5,786,466	1,378,400	11,464,317
Institutional Class	1,844,187	15,459,830	3,072,341	25,516,555
		$25,162,652		$44,583,735

DWS Short Duration Fund	|	51

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Shares	Dollars	Shares	Dollars
Shares redeemed
Class A	(2,818,133)	$(23,618,072)	(6,428,984)	$(53,222,984)
Class C	(329,770)	(2,763,246)	(397,273)	(3,280,478)
Class R6	(334,512)	(2,807,704)	(217,191)	(1,801,723)
Class S	(4,171,143)	(35,030,134)	(10,378,039)	(86,204,149)
Institutional Class	(25,532,419)	(214,108,675)	(43,910,810)	(363,906,539)
		$(278,327,831)		$(508,415,873)
Net increase (decrease)
Class A	(303,632)	$(2,532,623)	(1,481,978)	$(12,183,852)
Class C	(59,134)	(494,639)	164,619	1,383,255
Class R6	(162,816)	(1,368,682)	886,585	7,397,841
Class S	(336,392)	(2,804,514)	(547,881)	(4,675,021)
Institutional Class	3,402,770	28,502,911	15,279,745	126,315,139
		$21,302,453		$118,237,362

52	|	DWS Short Duration Fund

Shareholders Meeting Results(Unaudited)
A Special Meeting of Shareholders of DWS Short Duration Fund was held on November 21, 2024. At the meeting, the following matter was voted upon by the shareholders (the resulting votes are presented below):
1.
Election of Board Members.
	Number of Votes:
Trustee	For	Withheld	Broker Non-Votes*
Jennifer S. Conrad	188,720,340.216	4,367,410.508	0.000
Mary Schmid Daugherty	188,729,255.603	4,358,495.121	0.000
Keith R. Fox	187,217,432.666	5,870,318.058	0.000
Chad D. Perry	188,917,763.721	4,169,987.003	0.000
Rebecca W. Rimel	187,293,383.852	5,794,366.872	0.000
Catherine Schrand	189,082,195.859	4,005,554.865	0.000
Proposal 1 reflects trust-wide proposal and voting results. Each Board member was elected at the Special Shareholder Meeting.
While not submitted to shareholders for election at the Special Meeting of Shareholders, Dawn-Marie Driscoll, Richard J. Herring and William N. Searcy, Jr. each continued to serve as Board members until their retirements on December 31, 2024.
* Broker non-votes are proxies received from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote in a particular matter.

DWS Short Duration Fund	|	53

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Short Duration Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2024.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

54	|	DWS Short Duration Fund

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was in the 2nd quartile, 1st quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-, three- and five-year periods ended December 31, 2023.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). The Board noted that the Fund’s Class A shares total

DWS Short Duration Fund	|	55

(net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the

56	|	DWS Short Duration Fund

Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DSDF-BFE2024

DWS Short Duration Fund	|	57

DSDF-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

See Item 7(a)

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	5/30/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	5/30/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	5/30/2025